UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eden Capital Management Partners, L.P.
Address: 1980 Post Oak Boulevard
         Suite 2280
         Houston, Texas  77056

13F File Number:  28-06443

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam J. Newar
Title:     President
Phone:     713.807.1760

Signature, Place, and Date of Signing:

     Adam Newar     Houston, Texas     May 13, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     49

Form13F Information Table Value Total:     $58,228 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC                      COM              013817101      442    25000 SH       SOLE                    25000
AMR CORP                       COM              001765106     1557   241091 SH       SOLE                   241091
CENTERPOINT ENERGY INC         COM              15189T107      320    18200 SH       SOLE                    18200
CHICOS FAS INC                 COM              168615102     1678   112700 SH       SOLE                   112700
CIENA CORP                     COM NEW          171779309      916    35300 SH       SOLE                    35300
CIT GROUP INC                  COM NEW          125581801     1223    28734 SH       SOLE                    28734
CITY NATL CORP                 COM              178566105     1641    28768 SH       SOLE                    28768
COGNEX CORP                    COM              192422103      848    30000 SH       SOLE                    30000
COMPLETE PRODUCTION SERVICES   COM              20453E109      986    31000 SH       SOLE                    31000
CULLEN FROST BANKERS INC       COM              229899109      293     4968 SH       SOLE                     4968
D R HORTON INC                 COM              23331A109      559    48000 SH       SOLE                    48000
EXPEDITORS INTL WASH INC       COM              302130109     1344    26800 SH       SOLE                    26800
EXPRESS SCRIPTS INC            COM              302182100      890    16000 SH       SOLE                    16000
FASTENAL CO                    COM              311900104     1752    27023 SH       SOLE                    27023
FEI CO                         COM              30241L109      902    26754 SH       SOLE                    26754
FINISAR CORP                   COM NEW          31787A507      566    23000 SH       SOLE                    23000
GATX CORP                      COM              361448103      995    25739 SH       SOLE                    25739
GENERAL ELECTRIC CO            COM              369604103      347    17285 SH       SOLE                    17285
GUESS INC                      COM              401617105     1964    49920 SH       SOLE                    49920
HARLEY DAVIDSON INC            COM              412822108     1693    39833 SH       SOLE                    39833
INTEL CORP                     COM              458140100      303    15000 SH       SOLE                    15000
INTERNATIONAL RECTIFIER CORP   COM              460254105     1078    32600 SH       SOLE                    32600
KAYDON CORP                    COM              486587108     1660    42369 SH       SOLE                    42369
KB HOME                        COM              48666K109     1546   124300 SH       SOLE                   124300
KRAFT FOODS INC                CL A             50075N104      299     9544 SH       SOLE                     9544
LANDSTAR SYS INC               COM              515098101     2042    44713 SH       SOLE                    44713
LENNAR CORP                    CL A             526057104     1504    83000 SH       SOLE                    83000
NUCOR CORP                     COM              670346105      235     5100 SH       SOLE                     5100
ORIENT-EXPRESS HOTELS LTD      CL A             G67743107     1810   146286 SH       SOLE                   146286
OWENS ILL INC                  COM NEW          690768403     1823    60394 SH       SOLE                    60394
PAYCHEX INC                    COM              704326107     1688    53771 SH       SOLE                    53771
PG&E CORP                      COM              69331C108      474    10720 SH       SOLE                    10720
RAYTHEON CO                    COM NEW          755111507      239     4700 SH       SOLE                     4700
ROBERT HALF INTL INC           COM              770323103     1300    42476 SH       SOLE                    42476
RYDER SYS INC                  COM              783549108     1332    26320 SH       SOLE                    26320
SAFEWAY INC                    COM NEW          786514208      500    21250 SH       SOLE                    21250
SAKS INC                       COM              79377W108     1867   165119 SH       SOLE                   165119
SUNTRUST BKS INC               COM              867914103     1589    55093 SH       SOLE                    55093
TARGET CORP                    COM              87612E106     1750    35000 SH       SOLE                    35000
TECO ENERGY INC                COM              872375100      377    20100 SH       SOLE                    20100
TEMPLE INLAND INC              COM              879868107     1087    46443 SH       SOLE                    46443
TEXAS INDS INC                 COM              882491103     1945    43000 SH       SOLE                    43000
TIFFANY & CO NEW               COM              886547108     2164    35227 SH       SOLE                    35227
U S G CORP                     COM NEW          903293405     1328    79700 SH       SOLE                    79700
UNITED STATES STL CORP NEW     COM              912909108      809    15000 SH       SOLE                    15000
VALERO ENERGY CORP NEW         COM              91913Y100      995    33375 SH       SOLE                    33375
WINNEBAGO INDS INC             COM              974637100      802    60000 SH       SOLE                    60000
ZIMMER HLDGS INC               COM              98956P102     2143    35409 SH       SOLE                    35409
ZIONS BANCORPORATION           COM              989701107     2623   113747 SH       SOLE                   113747